Financial instrument related costs and other	6 Months Ended
Feb. 28, 2022
Financial Instrument Related Costs And Other
Financial instrument related costs and other

19.	Financial instrument related costs and other

	Three months ended February 28, 2022	Three months ended February 28, 2021	Six months ended February 28, 2022	Six months ended February 28, 2021
(Loss) gain on derivative warrant liabilities	$(145)	$3,425	$63	$3,662
Transaction costs on derivative warrant liabilities	(282)	(655)	(282)	(655)
Change in fair value of convertible debentures	-	(236)	-	(904)
Withholding tax costs	-	(9)	-	(10)
Total financial instrument related costs and other	$(427)	$2,525	$(219)	$2,093